Remuneration System for the Management Board and Employees of the Group - 2016 Long-term Incentive Plan (Details) - 2016 Long-Term Incentive Plan [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Incentive Plans [Line Items]
Performance criteria	173.50%
Company factor	100.00%
Number of Performance Shares	91,037
Personnel expenses	€ 0	€ 4,921	€ 141,473
Management board [member]
Long-term Incentive Plans [Line Items]
Number of Performance Shares	13,677
Executive Committee [Member]
Long-term Incentive Plans [Line Items]
Number of Performance Shares	8,754
Current and Former Employees
Long-term Incentive Plans [Line Items]
Number of Performance Shares	68,606